Policyholder Account Balances - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Minimum
Interest crediting rates range for sensitive contracts	0.40%
Interest crediting rates for individual annuities	0.00%
Maximum
Interest crediting rates range for sensitive contracts	6.00%
Interest crediting rates for individual annuities	6.00%